UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

R. Michael Thorfinnson, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:    646-828-3653

Date of fiscal year end:      January 31, 2019

Date of reporting period:   July 31, 2018

Item 1.	Reports to Stockholders.

TD Asset Management

SEMIANNUAL REPORT

July 31, 2018 (Unaudited)

TD Asset Management USA Funds Inc.

TD 1- to 5-Year Corporate Bond Portfolio

TD 5- to 10-Year Corporate Bond Portfolio

TD Global Low Volatility Equity Fund

–	Institutional Class
–	Advisor Class

Epoch U.S. Small-Mid Cap Equity Fund

–	Institutional Class
–	Advisor Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk
EXECUTIVE OFFICERS
R. Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
James Bernstein Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 399 Park Avenue New York, NY 10022	Transfer Agent FIS Investor Services, LLC 4249 Easton Way Suite 400 Columbus, OH 04319
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019 Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Custodian BNY Mellon One Wall Street New York, NY 10286
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

The first half of fiscal 2018 (February 1, 2018 to July 31, 2018) saw modest results for domestic financial assets, with equities posting marginal gains and fixed income decreasing slightly. The U.S. equity market, as represented by the S&P 500 Index, was up slightly over the six-month period, ending up 0.70%. The Information Technology, Utilities and Energy sectors were the top performers while Telecommunication Services, Consumer Staples and Financials were the main detractors. Meanwhile, U.S. Treasuries and corporate bonds were down slightly, evidenced by the Bloomberg Barclays U.S. Aggregate Bond Index returning -0.45% over the period.

On the economic front, the U.S. economy continued to show signs of strength as gross domestic product (GDP) grew 2.2% in Q1 2018 and 4.1% in Q2 2018. The latter figure represents the highest GDP growth rate since the third quarter of 2014, buoyed by increased personal consumption and business investment as well as a surge in exports ahead of retaliatory tariffs from China. Inflation continued its upward trajectory during the period, which was largely in response to higher oil prices. The Energy sector performed well, driven by greater demand for oil from growing global economies. The Consumer Discretionary sector also posted a gain in response to a stronger labor market and still-low interest rates. The Information Technology sector posted a strong gain, which was largely the result of increased investment in technology by businesses in response to concerns about cyber security.

In its last policy announcement on June 13, the U.S. Federal Reserve (the Fed) raised the target range for the federal funds rate by 25 basis points to between 1.75% and 2%. This was the seventh rate hike since late 2015, when the Fed first began lifting interest rates from almost zero. The unemployment rate in May was 3.8%, its lowest level since 2000, while inflation was just below the Fed’s 2% target. Even amid concerns about U.S. trade policy, the Fed raised its forecast for gross-domestic-product growth this year to 2.8% from 2.7%. Over the longer term, the Fed maintained its forecast for 1.8% growth. The Fed now expects to raise rates two more times this year for a total of four hikes in 2018.

U.S. Treasury rates increased across the yield curve during the period. The shift upward in the yield curve contributed to the outperformance of short-term bonds versus longer maturities during the period. Short-term yields increased the most, reflecting the heightened probability of future rate increases by the Fed. Intermediate and long-term Treasury yields rose modestly as U.S. economic growth continues to be positive. As a result, the yield curve flattened during the period. We continue to believe that rates should rise gradually, but will remain at relatively low levels as the Fed transitions from emergency to neutral short-term rate levels.

International equities declined over the period, with the MSCI EAFE Index returning -4.74%. European GDP growth slowed during the period, partly in response to a decline in exports, while unemployment and inflation remained fairly stable. The European Central Bank (ECB) held its interest rate at 0.00% and continued its bond buyback program. At its last meeting on July 26, 2018, the ECB’s Governing Council announced that it would not raise interest rates until the middle of next year, and perhaps later as the ECB attempts to get inflation back to its 2% target. ECB President Mario Draghi suggested that an uncertain outlook for some European countries could extend into next year, while acknowledging a developing trade war with the U.S. and challenges from Italy’s new populist government. In contrast, the Bank of England raised its interest rate by a quarter of a percentage point, from 0.5% to 0.75%, which is its highest level since March 2009. Japan’s GDP contracted in Q1 2018 but rebounded in Q2 2018, driven by an increase in business spending and a strong rebound in household consumption.

Looking Ahead

Market volatility remains elevated as U.S. trade policy, including tariffs and escalating trade tensions with China, as well as geopolitical risks in Europe and the Middle East, continue to cast a shadow of uncertainty over global financial markets. However, global interest rates are still accommodative and the U.S. economy continues to be strong. Accordingly, the Fed communicated a willingness to move forward with further rate increases in the coming year. Demand for corporate bonds continued as investors sought higher yielding assets relative to government securities. Positive economic data, domestically and overseas, combined with the Tax Cuts and Jobs Act of 2017, is expected to contribute to U.S. economic growth during the remainder of the year.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

August 31, 2018

The Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call (866) 416-4031 or visit www.tdamusa.com. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2018 through July 31, 2018).

The table below and on the following pages illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Annualized Expense Ratios	Expenses Paid During Period*
TD 1- to 5-Year Corporate Bond Portfolio
Actual	$1,000.00	$1,002.80	—%	$—
Hypothetical (5% Return before expenses)	1,000.00	1,024.79	—	—
TD 5- to 10-Year Corporate Bond Portfolio
Actual	1,000.00	990.10	—	—
Hypothetical (5% Return before expenses)	1,000.00	1,024.79	—	—
TD Global Low Volatility Equity Fund – Institutional Class
Actual	1,000.00	1,002.40	0.90	4.47
Hypothetical (5% Return before expenses)	1,000.00	1,020.33	0.90	4.51
TD Global Low Volatility Equity Fund – Advisor Class
Actual	1,000.00	1,001.60	1.15	5.71
Hypothetical (5% Return before expenses)	1,000.00	1,019.09	1.15	5.76
Epoch U.S. Small-Mid Cap Equity Fund – Institutional Class
Actual	1,000.00	997.80	1.00	4.95
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
Epoch U.S. Small-Mid Cap Equity Fund – Advisor Class
Actual	1,000.00	997.10	1.02	5.05
Hypothetical (5% Return before expenses)	1,000.00	1,019.74	1.02	5.11
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/18 (Unaudited)

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/18 (Unaudited) (Concluded)

Statements of Assets and Liabilities

July 31, 2018 (unaudited)

	TD 1- to 5-Year Corporate Bond Portfolio	TD 5- to 10-Year Corporate Bond Portfolio	TD Global Low Volatility Equity Fund	Epoch U.S. Small-Mid Cap Equity Fund
ASSETS
Cost of investments (Note 2)	$74,814,049	$43,232,129	$27,938,472	$83,612,813
Investments in securities, at value	$72,906,559	$41,420,923	$31,140,789	$88,423,376
Repurchase agreements, at value (Note 2)	595,000	422,000	—	—
Cash	993	252	158,150	1,117,416
Foreign currency, at value (Cost $0, $0, $251,099 and $0)	—	—	250,752	—
Interest and dividends receivable	541,425	402,092	111,739	5,127
Receivable for investment securities sold	224,159	417,806	87,296	1,249,921
Receivable for capital shares sold	23,225	19,938	14,124	87,688
Due from Investment Manager (Note 3)	22,720	21,550	1,398	—
Tax reclaim receivable	618	—	45,739	—
Unrealized appreciation on forward foreign currency contracts	—	—	24,418	—
Unrealized appreciation on foreign currency spot contracts	—	—	34	—
Prepaid expenses	12,916	9,612	14,505	15,541
TOTAL ASSETS	74,327,615	42,714,173	31,848,944	90,899,069
LIABILITIES
Payable for securities purchased	208,036	412,683	—	853,444
Dividends payable to shareholders	130,444	114,930	—	—
Payable for capital shares redeemed	941	1,219	293,393	120,206
Payable to Investment Manager (Note 3)	—	—	—	51,332
Unrealized depreciation on forward foreign currency contracts	—	—	41,818	—
Transfer agent fees payable	1,513	3,287	2,477	2,304
Payable for Directors’ fees (Note 4)	11,248	11,248	11,248	11,248
Other accrued expenses	46,576	41,229	47,877	54,285
TOTAL LIABILITIES	398,758	584,596	396,813	1,092,819
NET ASSETS	$73,928,857	$42,129,577	$31,452,131	$89,806,250
Net assets consist of:
Paid-in-capital ($0.0001 par value; 1 billion, 1 billion, 1.8 billion and 1.2 billion shares authorized, respectively)	$75,627,754	$44,091,735	$26,564,722	$71,038,486
Undistributed (Distributions in excess of) net investment income	(101,254)	(100,733)	(382,489)	253,372
Accumulated net realized gains (losses) from investment transactions and foreign currency	(285,153)	(472,219)	2,085,724	13,703,829
Net unrealized appreciation (depreciation) on investments	(1,312,490)	(1,389,206)	3,202,317	4,810,563
Net unrealized depreciation on forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	—	—	(18,143)	—
Net assets	$73,928,857	$42,129,577	$31,452,131	$89,806,250
Institutional Class net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	$12.50	$13.61
			($30,475,818 ÷ 2,437,298 shares)	($89,626,762 ÷ 6,587,592 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	$12.49	$13.60
			($976,313 ÷ 78,173 shares)	($179,488 ÷ 13,195 shares)
Portfolio Class net asset value, redemption price and offering price per share (Note 2)	$9.85	$9.83	N/A	N/A
	($73,928,857 ÷ 7,505,316 shares)	($42,129,577 ÷ 4,285,230 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month Period Ended July 31, 2018 (unaudited)

	TD 1- to 5-Year Corporate Bond Portfolio	TD 5- to 10-Year Corporate Bond Portfolio	TD Global Low Volatility Equity Fund	Epoch U.S. Small-Mid Cap Equity Fund
INVESTMENT INCOME
Interest Income	$874,048	$682,188	$—	$—
Dividend Income (net of withholding tax of $0, $0, $66,395 and $0)	—	—	620,709	706,079
	874,048	682,188	620,709	706,079
EXPENSES
Investment management fees (Note 3)	—	—	121,440	362,193
Directors’ fees (Note 4)	17,782	17,782	17,782	17,782
Administration fees (Note 3)	—	—	8,675	22,638
Distribution fees – Advisor Class (Note 3)	—	—	1,178	213
Professional fees	48,120	42,990	41,689	50,544
Transfer agent fees	34,129	34,609	34,607	38,046
Registration fees	7,768	7,764	13,421	13,043
Pricing fees	5,834	5,066	9,231	456
Shareholder reports and mailing	4,100	4,088	4,478	5,878
Custody fees	3,665	3,320	18,630	20,734
Other expenses	9,032	8,434	9,060	10,220
TOTAL EXPENSES	130,430	124,053	280,191	541,747
Less:
Waiver of investment manager fees/reimbursed expenses (Note 3)	(130,319)	(124,053)	(112,332)	(51,902)
Waiver of distribution fees – Advisor Class (Note 3)	—	—	—	(194)
Waiver of administration fees (Note 3)	—	—	(8,675)	(22,638)
Custody fee offset (Note 2)	(111)	—	(1,876)	(14,303)
NET EXPENSES	—	—	157,308	452,710
NET INVESTMENT INCOME	874,048	682,188	463,401	253,369
NET REALIZED GAIN (LOSS) FROM:
Investment transactions	(239,197)	(474,547)	467,614	5,094,193
Forward foreign currency exchange contracts	—	—	1,022,309	—
Foreign currency	—	—	(5,251)	—
NET CHANGE IN UNREALIZED DEPRECIATION ON:
Investments	(438,869)	(636,401)	(2,043,484)	(5,609,581)
Forward foreign currency exchange contracts	—	—	(1,937)	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	(3,775)	—
NET REALIZED AND UNREALIZED GAIN (LOSS)	(678,066)	(1,110,948)	(564,524)	(515,388)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$195,982	$(428,760)	$(101,123)	$(262,019)

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TD 1- to 5-Year Corporate Bond Portfolio		TD 5- to 10-Year Corporate Bond Portfolio
	Six-Month Period ended July 31, 2018 (unaudited)	Year ended January 31, 2018	Six-Month Period ended July 31, 2018 (unaudited)	Year ended January 31, 2018
OPERATIONS:
Net investment income	$874,048	$1,441,409	$682,188	$1,275,830
Net realized gain (loss) from investment transactions	(239,197)	(28,046)	(474,547)	99,261
Net change in unrealized depreciation on investments	(438,869)	(634,357)	(636,401)	(72,820)
Net increase (decrease) in net assets from operations	195,982	779,006	(428,760)	1,302,271
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Portfolio Class	(879,939)	(1,449,331)	(682,415)	(1,276,077)
From net realized gains
Portfolio Class	—	—	—	(78,307)
Total dividends and distributions to shareholders	(879,939)	(1,449,331)	(682,415)	(1,354,384)
CAPITAL SHARE TRANSACTIONS:
Portfolio Class:
Proceeds from shares sold	10,111,999	22,466,270	4,066,560	9,377,839
Shares issued in reinvestment of dividends	166,224	313,132	24,982	68,031
Payments for shares redeemed	(10,988,575)	(9,448,002)	(4,326,259)	(7,381,942)
Net increase (decrease) in net assets from capital shares transactions	(710,352)	13,331,400	(234,717)	2,063,928
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,394,309)	12,661,075	(1,345,892)	2,011,815
NET ASSETS:
Beginning of period	75,323,166	62,662,091	43,475,469	41,463,654
End of period	$73,928,857	$75,323,166	$42,129,577	$43,475,469
Distributions in excess of net investment income, end of period	$(101,254)	$(95,363)	$(100,733)	$(100,506)
SHARE TRANSACTIONS:
Portfolio Class:
Shares sold	1,026,125	2,230,880	413,263	915,871
Shares issued in reinvestment of dividends	16,847	31,171	2,533	6,634
Shares redeemed	(1,112,937)	(940,420)	(438,727)	(721,004)
Net increase (decrease) in shares	(69,965)	1,321,631	(22,931)	201,501

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TD Global Low Volatility Equity Fund		Epoch U.S. Small-Mid Cap Equity Fund
	Six-Month Period ended July 31, 2018 (unaudited)	Year ended January 31, 2018	Six-Month Period ended July 31, 2018 (unaudited)	Year ended January 31, 2018
OPERATIONS:
Net investment income	$463,401	$850,780	$253,369	$397,262
Net realized gain (loss) from investment transactions, forward foreign currency exchange contracts and foreign currency	1,484,672	(208,771)	5,094,193	13,543,814
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	(2,049,196)	4,666,802	(5,609,581)	279,078
Net increase (decrease) in net assets from operations	(101,123)	5,308,811	(262,019)	14,220,154
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	(453,959)	—	(492,955)
Advisor Class	—	(8,780)	—	(806)
From net realized gains
Institutional Class	—	(204,068)	—	(5,519,323)
Advisor Class	—	(5,421)	—	(10,143)
Total dividends and distributions to shareholders	—	(672,228)	—	(6,023,227)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	1,293,585	7,156,927	1,986,401	5,259,992
Shares issued in reinvestment of dividends	—	329,203	—	520,310
Payments for shares redeemed	(8,066,448)	(10,251,981)	(6,874,016)	(22,998,669)
Net decrease in net assets from Institutional Class shares	(6,772,863)	(2,765,851)	(4,887,615)	(17,218,367)
Advisor Class:
Proceeds from shares sold	925	229,379	5,159	43,655
Shares issued in reinvestment of dividends	—	14,201	—	10,387
Payments for shares redeemed	(8,636)	(305,352)	—	(41,677)
Net increase (decrease) in net assets from Advisor Class shares	(7,711)	(61,772)	5,159	12,365
Net decrease in net assets from capital share transactions	(6,780,574)	(2,827,623)	(4,882,456)	(17,206,002)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,881,697)	1,808,960	(5,144,475)	(9,009,075)
NET ASSETS:
Beginning of period	38,333,828	36,524,868	94,950,725	103,959,800
End of period	$31,452,131	$38,333,828	$89,806,250	$94,950,725
Undistributed (Distributions in excess of) net investment income, end of period	$(382,489)	$(845,890)	$253,372	$3
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	106,498	607,970	151,127	405,402
Shares issued in reinvestment of dividends	—	26,672	—	39,559
Shares redeemed	(664,173)	(854,381)	(513,043)	(1,755,696)
Net decrease in Institutional Class shares	(557,675)	(219,739)	(361,916)	(1,310,735)
Advisor Class:
Shares sold	76	20,275	386	3,371
Shares issued in reinvestment of dividends	—	1,151	—	790
Shares redeemed	(725)	(25,139)	—	(3,137)
Net increase (decrease) in Advisor Class shares	(649)	(3,713)	386	1,024
Net decrease in shares	(558,324)	(223,452)	(361,530)	(1,309,711)

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended July 31, 2018 (unaudited) and the years or periods ended January 31,
For a Share Outstanding Throughout the Periods

	TD 1- to 5-Year Corporate Bond Portfolio(2)
	July 31, 2018	January 31, 2018	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD 1- to 5-Year Corporate Bond Portfolio
Net asset value, beginning of period	$9.94	$10.02	$10.03	$10.13	$10.10	$10.00
Net investment income(1)	0.116	0.210	0.187	0.158	0.140	0.057
Net realized and unrealized gain (loss) on investments	(0.088)	(0.081)	0.012	(0.117)	0.060	0.115
Total from operations	0.028	0.129	0.199	0.041	0.200	0.172
Dividends from net investment income	(0.118)	(0.209)	(0.187)	(0.140)	(0.137)	(0.061)
Distributions from net realized gains	—	—	(0.022)	(0.001)	(0.033)	(0.011)
Total dividends and distributions	(0.118)	(0.209)	(0.209)	(0.141)	(0.170)	(0.072)
Net asset value, end of period	$9.85	$9.94	$10.02	$10.03	$10.13	$10.10
Total investment return†	0.28%	1.29%	1.98%	0.41%	2.00%	1.72%
Net assets end of period (000)	$73,929	$75,323	$62,662	$42,885	$15,539	$5,684
Ratio of net expenses to average net assets	— %‡	—%	—%	—%	—%	— %‡
Ratio of total expenses to average net assets	0.36%‡	0.38%	0.39%	0.83%	1.76%	4.07%‡
Ratio of net investment income to average net assets	2.38%‡	2.09%	1.85%	1.57%	1.38%	1.45%‡
Portfolio turnover rate	27%	40%	86%	72%	70%	58%

	TD 5- to 10-Year Corporate Bond Portfolio(2)
	July 31, 2018	January 31, 2018	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD 5- to 10-Year Corporate Bond Portfolio
Net asset value, beginning of period	$10.09	$10.10	$10.14	$10.57	$10.23	$10.00
Net investment income(1)	0.158	0.303	0.299	0.287	0.302	0.115
Net realized and unrealized gain (loss) on investments	(0.259)	0.009	0.071	(0.444)	0.472	0.297
Total from operations	(0.101)	0.312	0.370	(0.157)	0.774	0.412
Dividends from net investment income	(0.159)	(0.303)	(0.298)	(0.268)	(0.300)	(0.131)
Distributions from net realized gains	—	(0.019)	(0.112)	(0.005)	(0.134)	(0.051)
Total dividends and distributions	(0.159)	(0.322)	(0.410)	(0.273)	(0.434)	(0.182)
Net asset value, end of period	$9.83	$10.09	$10.10	$10.14	$10.57	$10.23
Total investment return†	(0.99)%	3.08%	3.62%	(1.49)%	7.73%	4.15%
Net assets end of period (000)	$42,130	$43,475	$41,464	$37,248	$12,437	$5,191
Ratio of net expenses to average net assets	— %‡	—%	—%	—%	—%	— %‡
Ratio of total expenses to average net assets	0.59%‡	0.56%	0.49%	0.93%	2.37%	4.07%‡
Ratio of net investment income to average net assets	3.23%‡	2.96%	2.86%	2.80%	2.91%	2.91%‡
Portfolio turnover rate	32%	40%	71%	70%	72%	68%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Commenced operations on September 12, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2018 (unaudited) and the years or periods ended January 31,
For a Share Outstanding Throughout the Periods

	Institutional Class(2)
	July 31, 2018		January 31, 2018	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD Global Low Volatility Equity Fund
Net asset value, beginning of period	$12.47		$11.08	$10.10	$11.12	$10.05	$10.00
Net investment income(1)	0.161		0.258	0.193	0.224	0.269	0.201
Net realized and unrealized gain (loss) on investments	(0.131)		1.346	1.020	(0.392)	1.575	0.073
Total from operations	0.030		1.604	1.213	(0.168)	1.844	0.274
Dividends from net investment income	—		(0.148)	(0.233)	(0.844)	(0.558)	(0.173)
Distributions from net realized gains	—		(0.066)	—	(0.008)	(0.216)	(0.051)
Total dividends and distributions	—		(0.214)	(0.233)	(0.852)	(0.774)	(0.224)
Net asset value, end of period	$12.50		$12.47	$11.08	$10.10	$11.12	$10.05
Total investment return†	0.24%		14.50%	12.01%	(1.61)%	18.57%	2.70%
Net assets end of period (000)	$30,476		$37,351	$35,611	$13,634	$12,935	$10,394
Ratio of net expenses to average net assets	0.90	%‡	0.90%	0.90%	0.90%	0.90%	0.90%‡
Ratio of total expenses to average net assets	1.60	%‡	1.55%	1.84%	2.67%	2.50%	2.85%‡
Ratio of net investment income to average net assets	2.68	%‡	2.16%	1.76%	2.02%	2.46%	2.29%‡
Portfolio turnover rate	3%		13%	28%	28%	11%	11%

	Advisor Class(3)
	July 31, 2018		January 31, 2018	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD Global Low Volatility Equity Fund
Net asset value, beginning of period	$12.47		$11.07	$10.10	$11.12	$10.05	$10.00
Net investment income(1)	0.145		0.235	0.151	0.224	0.271	0.202
Net realized and unrealized gain (loss) on investments	(0.125)		1.343	1.041	(0.392)	1.573	0.072
Total from operations	0.020		1.578	1.192	(0.168)	1.844	0.274
Dividends from net investment income	—		(0.112)	(0.222)	(0.844)	(0.558)	(0.173)
Distributions from net realized gains	—		(0.066)	—	(0.008)	(0.216)	(0.051)
Total dividends and distributions	—		(0.178)	(0.222)	(0.852)	(0.774)	(0.224)
Net asset value, end of period	$12.49		$12.47	$11.07	$10.10	$11.12	$10.05
Total investment return†	0.16%		14.27%	11.80%	(1.61)%	18.57%	2.70%
Net assets end of period (000)	$976		$983	$914	$117	$120	$102
Ratio of net expenses to average net assets	1.15	%‡	1.15%	1.12%	0.90%	0.90%	0.90%‡
Ratio of total expenses to average net assets	1.85	%‡	1.79%	1.84%	2.92%	2.75%	3.09%‡
Ratio of net investment income to average net assets	2.41	%‡	1.97%	1.36%	2.03%	2.47%	2.28%‡
Portfolio turnover rate	3%		13%	28%	28%	11%	11%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

For the six-month period ended July 31, 2018 (unaudited) and the years or periods ended January 31,
For a Share Outstanding Throughout the Periods

	Institutional Class(2)
	July 31, 2018	January 31, 2018	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
Epoch U.S. Small-Mid Cap Equity Fund
Net asset value, beginning of period	$13.64	$12.57	$9.69	$11.02	$11.07	$10.00
Net investment income(1)	0.037	0.052	0.019	0.123	0.032	0.019
Net realized and unrealized gain (loss) on investments	(0.067)	1.860	2.929	(1.008)	0.522 (4)	1.141
Total from operations	(0.030)	1.912	2.948	(0.885)	0.554	1.160
Dividends from net investment income	—	(0.066)	(0.068)	(0.085)	(0.055)	(0.022)
Distributions from net realized gains	—	(0.776)	—	(0.360)	(0.549)	(0.068)
Total dividends and distributions	—	(0.842)	(0.068)	(0.445)	(0.604)	(0.090)
Net asset value, end of period	$13.61	$13.64	$12.57	$9.69	$11.02	$11.07
Total investment return†	(0.22)%	15.49%	30.55%	(8.40)%	4.96%	11.62%
Net assets end of period (000)	$89,627	$94,776	$103,812	$88,602	$59,218	$5,982
Ratio of net expenses to average net assets	1.00%‡	1.00%	1.00%	1.00%	1.00%	1.00%‡
Ratio of total expenses to average net assets	0.86%‡	1.15%	1.13%	1.12%	3.13%	3.95%‡
Ratio of net investment income to average net assets	0.56%‡	0.40%	0.17%	1.08%	0.28%	0.26%‡
Portfolio turnover rate	51%	71%	77%	50%	29%	16%

	Advisor Class(3)
	July 31, 2018	January 31, 2018	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
Epoch U.S. Small-Mid Cap Equity Fund
Net asset value, beginning of period	$13.64	$12.57	$9.69	$11.02	$11.07	$10.00
Net investment income(1)	0.035	0.047	0.016	0.126	0.049	0.019
Net realized and unrealized gain (loss) on investments	(0.075)	1.860	2.932	(1.011)	0.505 (4)	1.141
Total from operations	(0.040)	1.907	2.948	(0.885)	0.554	1.160
Dividends from net investment income	—	(0.061)	(0.068)	(0.085)	(0.055)	(0.022)
Distributions from net realized gains	—	(0.776)	—	(0.360)	(0.549)	(0.068)
Total dividends and distributions	—	(0.837)	(0.068)	(0.445)	(0.604)	(0.090)
Net asset value, end of period	$13.60	$13.64	$12.57	$9.69	$11.02	$11.07
Total investment return†	(0.29)%	15.45%	30.54%	(8.40)%	4.96%	11.62%
Net assets end of period (000)	$179	$175	$148	$112	$116	$112
Ratio of net expenses to average net assets	1.02%‡	1.03%	1.02%	1.00%	1.00%	1.00%‡
Ratio of total expenses to average net assets	1.11%‡	1.40%	1.39%	1.37%	3.57%	4.22%‡
Ratio of net investment income to average net assets	0.54%‡	0.36%	0.14%	1.10%	0.42%	0.26%‡
Portfolio turnover rate	51%	71%	77%	50%	29%	16%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on May 30, 2013.
(3)	Advisor Class shares commenced operations on May 30, 2013.
(4)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2018 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. This shareholder report only applies to the following series of the Company: the TD 1- to 5-Year Corporate Bond Portfolio (the “1- to 5-Year Corporate Bond Portfolio”), the TD 5- to 10-Year Corporate Bond Portfolio (the “5- to 10-Year Corporate Bond Portfolio”), the TD Global Low Volatility Equity Fund (the “Global Low Volatility Equity Fund”), and the Epoch U.S. Small-Mid Cap Equity Fund (the “U.S. Small-Mid Cap Equity Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is “diversified” as that term is defined in the Act. The investment objective of the 1- to 5-Year Corporate Bond Portfolio is to provide current income. The investment objective of the 5- to 10-Year Corporate Bond Portfolio is to provide high current income. The investment objective of the Global Low Volatility Equity Fund is to provide long-term capital appreciation with less volatility than the broad global equity markets. The investment objective of the U.S. Small-Mid Cap Equity Fund is to provide long-term capital appreciation.

Note 2 — Significant Accounting Policies

The Company has reviewed Financial Accounting Standards Board (“FASB”) ASC Topic 946, Financial Services — Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946. The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — The net asset value (“NAV”) per share for each class of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, attributable to such class by the total number of shares outstanding for such class at the time of such computation. The Funds’ NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. A “Fund Business Day” is any day that a Fund is open for business. Each Fund is generally open for business on each day the NYSE is open for regular trading. The NYSE is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — The Funds’ equity securities for which market quotations are readily available and reliable are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost if the Pricing Sub-Committee concludes that amortized cost approximates market value after taking into

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2018 (unaudited)

account various factors, including but not limited to, credit, liquidity, interest rate conditions and issuer-specific factors. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended July 31, 2018, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc., the Funds’ investment manager (the “Investment Manager” or “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2018 (unaudited)

subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by each Fund under Master Repurchase Agreements (“MRA”) which permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At July 31, 2018, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
TD 1- to 5-Year Corporate Bond Portfolio
Bank of Nova Scotia	$595,000	$595,000	$—	$—
TD 5- to 10-Year Corporate Bond Portfolio
Bank of Nova Scotia	$422,000	$422,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation — Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A Fund may also enter into forward contracts to manage currency exposure. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of July 31, 2018, the Global Low Volatility Equity Fund held forward contracts. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2018 (unaudited)

Assets and Liabilities as the Funds do not have a master netting agreement with the counterparties to the forward contracts. For the period ended July 31, 2018, the realized gain (loss) and change in unrealized appreciation (depreciation) on forward contracts are disclosed on the Statements of Operations.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage backed and asset backed securities are recorded as an adjustment to interest income for financial reporting purposes. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset on the Statements of Operations.

For the period ended July 31, 2018, the earnings credits were as follows:

Fund	Earnings Credits
1- to 5-Year Corporate Bond Portfolio	$111
Global Low Volatility Equity Fund	1,876
U.S. Small-Mid Cap Equity Fund	14,303

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid monthly by each of the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio; declared and paid quarterly by the U.S. Small-Mid Cap Equity Fund; and declared and paid annually by the Global Low Volatility Equity Fund. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of Investment Management Agreements with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, which provide for the investment management services furnished to each Fund, each Fund pays the Investment Manager an annual investment management fee as a percentage of average daily net assets as shown below. The 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio do not pay any investment management fee to the Investment Manager for its services.

The Investment Manager has contractually agreed to waive all fees and pay or reimburse all fees and expenses of each of the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio indefinitely, except acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.

The Investment Manager has contractually agreed to limit the total operating expenses of each of the Global Low Volatility Equity Fund and the U.S. Small-Mid Cap Equity Fund to the expense caps set out below for each class of each

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2018 (unaudited)

Fund (the “Contractual Expense Limitations”). This limit excludes certain expenses, including any acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.

Fund	Management Fee	Expense Cap
		Institutional Class	Advisor Class	Expiration Date
Global Low Volatility Equity Fund	0.70%	0.90%	1.15%	May 31, 2019
U.S. Small-Mid Cap Equity Fund	0.80%	1.00%	1.25%	May 31, 2019

The Investment Manager is entitled to recoup from each such Fund any waivers and/or reimbursements made pursuant to Contractual Expense Limitations, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable expense limitation that was in effect at the time the fees were waived or expenses reimbursed.

All fees are waived and reimbursed at the fund level, with the exception of Distribution fees which are waived and reimbursed at the class level. As of July 31, 2018, fees which were previously waived and expenses reimbursed by the Investment Manager which may be subject to possible future reimbursement to the Investment Manager were as follows:

Fund	Expiration			Total Potential Recovery Amount
	01/31/19	01/31/20	01/31/21
Global Low Volatility Equity Fund	$220,504	$252,767	$112,332	$585,603
U.S. Small-Mid Cap Equity Fund	133,171	140,620	51,902	325,693

There were no fees recouped during the period ended July 31, 2018.

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. For its services, the Administrator is entitled to receive from each Fund, with the exception of the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio, an annual fee, payable monthly, of 0.05% of each Fund’s average daily net assets. The Administrator does not receive a separate fee for administrative services with respect to the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio. The Administrator has entered into an agreement with SEI Investments Global Funds Services (“SEI”), pursuant to which SEI performs certain administrative services for the Funds. The Administrator pays SEI’s fees for providing these services. Administration fees were waived for the period ended July 31, 2018 for all Funds.

A Distribution and Services Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Advisor Class of each of the Funds to pay from its assets distribution fees at a rate not to exceed 0.25% of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to one or more principal underwriters, broker-dealers, other financial intermediaries, financial institutions (which may include banks), and others that enter into distribution, underwriting, sub-distribution, selling or service agreements complying with Rule 12b-1 that have been approved by the Board of Directors. For the period ended July 31, 2018, distribution fees were partially waived for the U.S. Small-Mid Cap Equity Fund.

Epoch Investment Partners, Inc., an affiliate of the Investment Manager, serves as investment sub-adviser to the U.S. Small-Mid Cap Equity Fund. Sub-adviser fees are paid by the Investment Manager, not the Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2018 (unaudited)

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $69,500 payable quarterly;
2.	a meeting fee of $6,500 for each regular meeting attended in person;
3.	a meeting fee of $4,000 for each regular meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	retainer for Independent Board Chair is $22,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,500 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments and excluding in-kind transactions, for the period ended July 31, 2018 were as follows:

	1- to 5-Year Corporate Bond Portfolio	5- to 10-Year Corporate Bond Portfolio	Global Low Volatility Equity Fund	U.S. Small-Mid Cap Equity Fund
Purchases
U.S. Government	$4,588,488	$3,857,633	$—	$—
Other	14,388,456	9,480,764	1,035,759	45,152,134
Sales and Maturities
U.S. Government	$4,680,310	$2,604,840	$—	$—
Other	17,040,441	11,050,894	6,184,591	48,825,569

The Funds may purchase and sell investment securities in transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers, which comply with Rule 17a-7 under the Act.

Note 6 — Federal Income Taxes

It is each of the Funds’ policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2018 (unaudited)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of distributions declared to shareholders for the fiscal years ended January 31, 2018 and January 31, 2017, for each Fund were as follows:

		Ordinary Income	Long-Term Capital Gain	Totals
1- to 5-Year Corporate Bond Portfolio	2018	$1,449,331	$—	$1,449,331
	2017	1,190,779	18,101	1,208,880
5- to 10-Year Corporate Bond Portfolio	2018	1,276,077	78,307	1,354,384
	2017	1,564,258	125,725	1,689,983
Global Low Volatility Equity Fund	2018	521,616	150,612	672,228
	2017	708,274	—	708,274
U.S. Small-Mid Cap Equity Fund	2018	2,471,896	3,551,331	6,023,227
	2017	437,731	214,184	651,915

As of January 31, 2018, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Qualified late-year losses	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
1- to 5-Year Corporate Bond Portfolio	$46,944	$—	$(40,168)	$—	$(879,410)	$(142,306)	$(1,014,940)
5- to 10-Year Corporate Bond Portfolio	13,585	19,480	—	—	(769,955)	(114,093)	(850,983)
Global Low Volatility Equity Fund	—	605,599	—	(676,544)	5,059,479	(2)	4,988,532
U.S. Small-Mid Cap Equity Fund	2,619,684	6,780,726	—	—	9,629,370	3	19,029,783

Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2017, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2017 and specified losses incurred after October 31, 2017. These losses are deemed to arise on the first day of the Fund’s next taxable year. For the year ended January 31, 2018, the qualified late-year losses above consisted of both post-October capital losses and late-year ordinary losses, which the Funds intend to defer to February 1, 2018 for federal tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
1- to 5-Year Corporate Bond Portfolio	$32,104	$8,064	$40,168

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2018 (unaudited)

During the year ended January 31, 2018, the Global Low Volatility Equity Fund utilized $268,546 of prior year capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at July 31, 2018, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1- to 5-Year Corporate Bond Portfolio	$74,819,838	$3,081	$(1,321,360)	$(1,318,279)
5- to 10-Year Corporate Bond Portfolio	43,249,279	23,492	(1,429,848)	(1,406,356)
Global Low Volatility Equity Fund	28,112,363	4,086,517	(1,058,091)	3,028,426
U.S. Small-Mid Cap Equity Fund	84,403,587	8,356,733	(4,336,944)	4,019,789

Note 7 — Fund Investment Risks

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to changes in market conditions (income risk), interest rate changes and other factors (interest rate risk), the failure of the issuer of a security (e.g., a fixed income investment such as a bond or derivative involving a counterparty) to meet all its obligations (credit risk), or fluctuation in the stock markets in response to adverse economic, industry, political or regulatory developments (stock market risk). The impact of these risks will vary to the extent a Fund invests significantly in the types of instruments affected (e.g., equities or fixed income instruments).

Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk and counterparty risk. A Fund is exposed to counterparty risk in cases where the Fund has only one counterparty for forward foreign currency exchange contracts. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Please refer to the Fund’s Prospectus for a description of each Fund’s principal investment risks.

Note 8 — Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 9 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS† — 84.0%
CONSUMER DISCRETIONARY — 8.7%
21st Century Fox America
4.50%, 2/15/21	$525,000	$538,837
Amazon.com
2.40%, 2/22/23	250,000	240,778
American Honda Finance MTN
1.20%, 7/12/19	500,000	493,329
BMW US Capital LLC
2.00%, 4/11/21 (A)	490,000	472,901
Comcast
5.15%, 3/1/20	530,000	546,617
Ford Motor Credit LLC
2.68%, 1/9/20	400,000	396,173
General Motors Financial
3.70%, 5/9/23	100,000	97,945
2.35%, 10/4/19	500,000	497,479
Home Depot
2.47%, VAR ICE LIBOR USD 3 Month+0.150%, 6/5/20	225,000	225,626
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	360,000	353,663
Nissan Motor Acceptance MTN
2.25%, 1/13/20 (A)	400,000	393,927
Toyota Motor Credit
1.95%, 4/17/20	800,000	784,465
Walt Disney MTN
1.80%, 6/5/20	450,000	439,782
Warner Media LLC
4.88%, 3/15/20	225,000	230,417
2.10%, 6/1/19	685,000	681,386
		6,393,325
CONSUMER STAPLES — 6.8%
Anheuser-Busch InBev Finance
3.30%, 2/1/23	550,000	546,221
2.65%, 2/1/21	1,100,000	1,085,616
Coca-Cola
1.88%, 10/27/20	325,000	317,531
1.55%, 9/1/21	475,000	454,924
CVS Health
2.80%, 7/20/20	925,000	916,191
Mondelez International
3.00%, 5/7/20	710,000	707,815
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (A)	300,000	286,042
PepsiCo
3.10%, 7/17/22	570,000	569,053
2.00%, 4/15/21	110,000	107,091
		4,990,484

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
ENERGY — 9.7%
BP Capital Markets PLC
2.75%, 5/10/23	$250,000	$241,945
Chevron
2.36%, 12/5/22	400,000	383,842
2.10%, 5/16/21	400,000	391,038
Enbridge Energy Partners
4.38%, 10/15/20	235,000	238,624
4.20%, 9/15/21	490,000	494,407
Enterprise Products Operating LLC
6.50%, 1/31/19	210,000	213,737
4.05%, 2/15/22	559,000	568,771
2.85%, 4/15/21	100,000	98,751
2.55%, 10/15/19	515,000	512,206
Kinder Morgan Energy Partners
6.50%, 4/1/20	275,000	288,596
5.00%, 10/1/21	200,000	207,934
2.65%, 2/1/19	528,000	527,245
Magellan Midstream Partners
6.55%, 7/15/19	300,000	310,380
Occidental Petroleum
4.10%, 2/1/21	780,000	796,533
Shell International Finance
2.38%, 8/21/22	675,000	653,308
2.13%, 5/11/20	970,000	957,651
TransCanada PipeLines
2.50%, 8/1/22	325,000	312,039
		7,197,007
FINANCIALS — 27.5%
Bank of America MTN
3.30%, 1/11/23	275,000	271,450
3.12%, VAR ICE LIBOR USD 3 Month+1.160%, 1/20/23	935,000	917,510
2.63%, 10/19/20	530,000	523,871
2.25%, 4/21/20	900,000	887,625
Bank of New York Mellon MTN
2.60%, 2/7/22	600,000	586,097
Bank of Nova Scotia
2.80%, 7/21/21	630,000	620,818
BB&T Corp. MTN
2.75%, 4/1/22	200,000	195,635
2.63%, 6/29/20	200,000	197,944
Berkshire Hathaway
2.10%, 8/14/19	673,000	669,453
Canadian Imperial Bank of Commerce
2.10%, 10/5/20	370,000	360,968

TD ASSET MANAGEMENT USA FUNDS INC.
TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CDP Financial
4.40%, 11/25/19 (A)	$640,000	$652,809
Citigroup
3.14%, VAR ICE LIBOR USD 3 Month+0.722%, 1/24/23	1,000,000	980,267
2.90%, 12/8/21	275,000	268,905
2.70%, 3/30/21	755,000	741,818
2.65%, 10/26/20	225,000	221,937
2.40%, 2/18/20	185,000	183,124
2.35%, 8/2/21	275,000	266,264
Commonwealth Bank of Australia
2.75%, 3/10/22 (A)	150,000	145,750
Goldman Sachs Group
3.20%, 2/23/23	150,000	146,572
3.00%, 4/26/22	925,000	903,882
HSBC Holdings PLC
3.60%, 5/25/23	250,000	248,504
3.40%, 3/8/21	500,000	500,024
JPMorgan Chase
3.56%, VAR ICE LIBOR USD 3 Month+0.730%, 4/23/24	600,000	593,791
3.25%, 9/23/22	275,000	273,093
2.55%, 3/1/21	450,000	441,842
2.40%, 6/7/21	1,125,000	1,097,254
2.20%, 10/22/19	300,000	297,681
Manulife Financial
4.90%, 9/17/20	588,000	603,947
Metropolitan Life Global Funding I
2.00%, 4/14/20 (A)	400,000	392,663
Morgan Stanley MTN
2.75%, 5/19/22	925,000	897,880
National Bank of Canada
2.20%, 11/2/20	310,000	302,145
PNC Bank
2.50%, 1/22/21	500,000	490,954
2.15%, 4/29/21	250,000	242,262
Royal Bank of Canada MTN
2.75%, 2/1/22	750,000	734,614
State Street
1.95%, 5/19/21	600,000	581,067
SunTrust Bank
3.00%, 2/2/23	170,000	166,046
2.45%, 8/1/22	525,000	504,493
UBS Group Funding Switzerland
3.49%, 5/23/23 (A)	200,000	196,902
3.00%, 4/15/21 (A)	200,000	197,534

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Wells Fargo
2.50%, 3/4/21	$905,000	$885,490
Wells Fargo MTN
2.60%, 7/22/20	920,000	910,276
		20,301,161
HEALTH CARE — 6.0%
Abbott Laboratories
2.90%, 11/30/21	800,000	789,107
2.35%, 11/22/19	158,000	157,033
Amgen
2.65%, 5/11/22	425,000	413,056
2.20%, 5/22/19	225,000	224,239
1.85%, 8/19/21	530,000	507,685
Anthem
4.35%, 8/15/20	250,000	255,510
3.70%, 8/15/21	180,000	181,500
Gilead Sciences
3.25%, 9/1/22	395,000	392,312
1.85%, 9/20/19	105,000	103,742
GlaxoSmithKline Capital
3.38%, 5/15/23	175,000	174,306
Humana
2.90%, 12/15/22	300,000	290,116
Johnson & Johnson
2.05%, 3/1/23	100,000	95,549
1.95%, 11/10/20	400,000	392,736
Merck & Co.
2.80%, 5/18/23	175,000	171,329
Novartis Capital
2.40%, 5/17/22	320,000	310,322
		4,458,542
INDUSTRIALS — 6.7%
Canadian National Railway
2.85%, 12/15/21	115,000	113,581
Caterpillar Financial Services
1.70%, 8/9/21	100,000	95,956
Caterpillar Financial Services MTN
2.40%, 6/6/22	500,000	484,803
Deere & Co.
2.60%, 6/8/22	410,000	400,487
GE Capital International Funding Unlimited
2.34%, 11/15/20	465,000	455,345
General Electric Capital
2.10%, 12/11/19	560,000	553,217
General Electric Capital MTN
2.20%, 1/9/20	485,000	479,729
John Deere Capital
2.55%, 1/8/21	200,000	197,693

TD ASSET MANAGEMENT USA FUNDS INC.
TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
John Deere Capital MTN
2.62%, VAR ICE LIBOR USD 3 Month+0.290%, 6/22/20	$125,000	$125,289
1.95%, 6/22/20	500,000	490,865
Lockheed Martin
3.35%, 9/15/21	250,000	251,203
3.10%, 1/15/23	250,000	246,264
2.50%, 11/23/20	400,000	394,825
Raytheon
3.13%, 10/15/20	670,000	671,722
		4,960,979
INFORMATION TECHNOLOGY — 5.4%
Alphabet
3.63%, 5/19/21	425,000	433,541
Apple
2.40%, 1/13/23	250,000	241,597
2.25%, 2/23/21	910,000	894,167
Cisco Systems
1.85%, 9/20/21	525,000	507,130
Microsoft
2.40%, 2/6/22	225,000	220,170
2.00%, 8/8/23	250,000	236,350
1.55%, 8/8/21	740,000	710,619
Oracle
2.63%, 2/15/23	800,000	778,070
		4,021,644
MATERIALS — 1.1%
BHP Billiton Finance USA
3.85%, 9/30/23	125,000	127,224
3.25%, 11/21/21	225,000	224,902
Sherwin-William
2.25%, 5/15/20	450,000	443,257
		795,383
REAL ESTATE — 3.7%
AvalonBay Communities MTN
3.63%, 10/1/20	475,000	478,124
Boston Properties
3.85%, 2/1/23	700,000	703,481
ERP Operating
3.00%, 4/15/23	350,000	341,041
Ventas Realty
4.25%, 3/1/22	255,000	259,729
3.25%, 8/15/22	480,000	470,384
Welltower
5.25%, 1/15/22	155,000	161,710
4.95%, 1/15/21	270,000	277,338
		2,691,807

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TELECOMMUNICATION SERVICES — 5.6%
AT&T
3.26%, VAR ICE LIBOR USD 3 Month+0.930%, 6/30/20	$300,000	$302,953
3.00%, 2/15/22	600,000	587,009
2.80%, 2/17/21	550,000	542,021
2.45%, 6/30/20	550,000	542,756
Rogers Communications
4.10%, 10/1/23	250,000	254,891
Verizon Communications
2.95%, 3/15/22	1,740,000	1,708,142
2.88%, VAR ICE LIBOR USD 3 Month+0.550%, 5/22/20	225,000	226,524
		4,164,296
UTILITIES — 2.8%
Commonwealth Edison
3.40%, 9/1/21	138,000	138,164
Consolidated Edison Co. of New York
4.45%, 6/15/20	275,000	281,759
Duke Energy Carolinas LLC
3.05%, 3/15/23	500,000	491,597
PacifiCorp
2.95%, 2/1/22	100,000	99,108
Virginia Electric & Power
2.95%, 1/15/22	650,000	642,332
2.75%, 3/15/23	450,000	436,945
		2,089,905
TOTAL CORPORATE OBLIGATIONS		62,064,533
U.S. TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Inflation Indexed Bond
0.13%, 4/15/21	387,455	378,957
U.S. Treasury Note
2.75%, 4/30/23 to 5/31/23	1,475,000	1,468,816
2.63%, 2/28/23	250,000	247,773
2.13%, 12/31/22	255,000	247,509
2.04%, VAR US Treasury 3 Month Bill Money Market Yield+0.033%, 4/30/20	500,000	499,993
2.01%, VAR US Treasury 3 Month Bill Money Market Yield+0.000%, 1/31/20	985,000	984,926
1.88%, 3/31/22 to 7/31/22	565,000	546,102

TD ASSET MANAGEMENT USA FUNDS INC.
TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
1.75%, 6/30/22	$250,000	$240,146
1.50%, 3/31/23	385,000	362,577
TOTAL U.S. TREASURY OBLIGATIONS		4,976,799
REGIONAL GOVERNMENT OBLIGATIONS — 5.9%
Province of Alberta Canada
2.20%, 7/26/22	350,000	336,696
Province of Alberta Canada MTN
1.75%, 8/26/20 (A)	300,000	292,524
Province of Manitoba Canada
2.05%, 11/30/20	300,000	293,345
Province of Ontario Canada
2.50%, 9/10/21	175,000	171,626
1.65%, 9/27/19	1,066,000	1,052,614
Province of Quebec Canada
3.50%, 7/29/20	1,878,000	1,898,949
2.75%, 8/25/21	325,000	321,498
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		4,367,252
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 1.6%
FANNIE MAE — 1.6%
3.76%, 6/25/21 (B)	391,952	398,456
3.50%, 12/1/25 (B)	461,293	466,634
2.61%, 10/25/21 (B) (C)	322,089	318,075
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		1,183,165
U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
FANNIE MAE, DISCOUNT NOTE — 0.4%
1.33%, 10/9/19 (B)(D)	325,000	314,810
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		314,810
REPURCHASE AGREEMENT — 0.8%
Counterparty: Bank of Nova Scotia 1.90% dated 7/31/18, due 8/1/18 in the amount of $595,031, fully collateralized by a $666,000 U.S. Treasury Note, coupon 1.63%, maturity 5/15/26, value $604,707	595,000	595,000

DESCRIPTION	VALUE
TOTAL REPURCHASE AGREEMENT	$595,000
TOTAL INVESTMENTS (Cost $74,814,049) — 99.4%	73,501,559
OTHER ASSETS AND LIABILITIES, NET — 0.6%	427,298
NET ASSETS — 100.0%	$73,928,857

†	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, these securities amounted to $3,384,715 or 4.6% of net assets of the Fund.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	The rate shown is the effective yield at time of purchase.

ICE — Intercontinental Exchange

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

USD — United States Dollar

VAR — Variable Rate

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS† — 85.4%
CONSUMER DISCRETIONARY — 6.2%
21st Century Fox America
4.00%, 10/1/23	$75,000	$76,153
3.00%, 9/15/22	185,000	181,497
Amazon.com
3.15%, 8/22/27	245,000	236,110
Comcast
3.15%, 3/1/26	150,000	142,327
2.35%, 1/15/27	450,000	398,902
Ford Motor Credit LLC
3.10%, 5/4/23	555,000	526,057
General Motors Financial
4.00%, 10/6/26	40,000	37,964
3.70%, 5/9/23	300,000	293,835
Toyota Motor Credit MTN
3.40%, 4/14/25	425,000	419,405
Warner Media LLC
3.60%, 7/15/25	50,000	48,116
3.55%, 6/1/24	260,000	252,015
		2,612,381
CONSUMER STAPLES — 7.1%
Anheuser-Busch InBev Finance
3.65%, 2/1/26	925,000	908,097
Anheuser-Busch InBev Worldwide
4.00%, 4/13/28	175,000	174,663
Coca-Cola
2.88%, 10/27/25	300,000	287,976
CVS Health
4.30%, 3/25/28	100,000	99,703
3.38%, 8/12/24	955,000	922,261
Mondelez International
4.00%, 2/1/24	150,000	150,753
PepsiCo
3.60%, 3/1/24	430,000	433,606
		2,977,059
ENERGY — 12.5%
BP Capital Markets PLC
3.28%, 9/19/27	550,000	529,966
Canadian Natural Resources
3.90%, 2/1/25	298,000	295,601
3.80%, 4/15/24	143,000	141,629
Chevron
2.95%, 5/16/26	250,000	239,747
ConocoPhillips
4.95%, 3/15/26	300,000	323,082
Enbridge
3.70%, 7/15/27	250,000	241,741
Enterprise Products Operating LLC
3.75%, 2/15/25	420,000	419,176
3.35%, 3/15/23	402,000	397,811

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
ExxonMobil
3.18%, 3/15/24	$535,000	$532,191
3.04%, 3/1/26	250,000	243,462
Husky Energy
3.95%, 4/15/22	150,000	150,964
Kinder Morgan Energy Partners
3.95%, 9/1/22	355,000	356,263
Magellan Midstream Partners
5.00%, 3/1/26	200,000	211,232
Occidental Petroleum
3.50%, 6/15/25	285,000	283,140
Shell International Finance
3.25%, 5/11/25	500,000	491,964
Suncor Energy
3.60%, 12/1/24	135,000	133,172
TransCanada PipeLines
4.88%, 1/15/26	250,000	262,743
		5,253,884
FINANCIALS — 25.3%
Bank of America MTN
4.00%, 4/1/24	450,000	454,178
3.50%, 4/19/26	565,000	547,298
3.25%, 10/21/27	720,000	671,023
Bank of New York Mellon MTN
3.85%, 4/28/28	425,000	428,183
Bank of Nova Scotia
4.50%, 12/16/25	525,000	525,012
Branch Banking & Trust
3.63%, 9/16/25	350,000	345,359
Citigroup
3.89%, VAR ICE LIBOR USD 3 Month+1.563%, 1/10/28	300,000	291,431
3.75%, 6/16/24	295,000	291,930
3.52%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/28	475,000	447,140
3.40%, 5/1/26	225,000	214,718
3.30%, 4/27/25	445,000	426,101
Commonwealth Bank of Australia
3.90%, 3/16/28 (A)	150,000	148,641
Goldman Sachs Group
3.75%, 5/22/25	125,000	122,329
HSBC Holdings PLC
4.04%, VAR ICE LIBOR USD 3 Month+1.546%, 3/13/28	300,000	294,411
JPMorgan Chase
3.90%, 7/15/25	225,000	224,972
3.30%, 4/1/26	575,000	552,082
2.95%, 10/1/26	970,000	903,623

TD ASSET MANAGEMENT USA FUNDS INC.
TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Manulife Financial Corp.
4.15%, 3/4/26	$375,000	$375,002
Metropolitan Life Global Funding I
3.45%, 12/18/26 (A)	150,000	145,813
Morgan Stanley MTN
3.70%, 10/23/24	475,000	469,865
PNC Financial Services Group
3.15%, 5/19/27	440,000	418,017
Royal Bank of Canada MTN
4.65%, 1/27/26	470,000	479,364
State Street
3.55%, 8/18/25	175,000	174,999
UBS Group Funding Switzerland
3.49%, 5/23/23 (A)	200,000	196,902
US Bancorp MTN
3.15%, 4/27/27	325,000	310,438
US Bank
2.80%, 1/27/25	320,000	303,676
Wells Fargo
3.00%, 4/22/26	500,000	466,874
3.00%, 10/23/26	300,000	278,867
Wells Fargo MTN
3.00%, 2/19/25	180,000	170,782
		10,679,030
HEALTH CARE — 5.3%
Abbott Laboratories
3.75%, 11/30/26	300,000	298,342
3.40%, 11/30/23	450,000	445,469
Amgen
2.60%, 8/19/26	385,000	350,022
Anthem
4.10%, 3/1/28	340,000	334,844
Gilead Sciences
3.70%, 4/1/24	75,000	75,357
GlaxoSmithKline Capital
3.88%, 5/15/28	100,000	101,346
Humana
3.95%, 3/15/27	150,000	148,034
Johnson & Johnson
2.90%, 1/15/28	400,000	382,926
Novartis Capital
3.40%, 5/6/24	100,000	99,700
		2,236,040
INDUSTRIALS — 5.7%
Canadian National Railway
2.75%, 3/1/26	100,000	93,853
Canadian Pacific Railway
2.90%, 2/1/25	100,000	94,973
CSX
3.35%, 11/1/25	150,000	145,333

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
General Dynamics
2.63%, 11/15/27	$250,000	$231,160
General Electric Capital MTN
3.10%, 1/9/23	341,000	334,493
Lockheed Martin
3.55%, 1/15/26	515,000	510,880
Norfolk Southern
3.85%, 1/15/24	241,000	243,391
2.90%, 6/15/26	245,000	229,871
Raytheon
3.15%, 12/15/24	225,000	221,384
Union Pacific
3.25%, 8/15/25	100,000	97,536
3.00%, 4/15/27	200,000	189,376
		2,392,250
INFORMATION TECHNOLOGY — 5.2%
Alphabet
2.00%, 8/15/26	175,000	157,617
Apple
3.20%, 5/13/25	400,000	393,105
3.00%, 11/13/27	300,000	286,631
2.45%, 8/4/26	225,000	207,727
Cisco Systems
3.63%, 3/4/24	175,000	177,860
2.50%, 9/20/26	100,000	92,936
Microsoft
3.30%, 2/6/27	500,000	493,803
3.13%, 11/3/25	185,000	181,699
Oracle
3.25%, 11/15/27	225,000	218,227
		2,209,605
MATERIALS — 1.1%
BHP Billiton Finance USA
3.85%, 9/30/23	225,000	229,003
Sherwin-Williams
3.13%, 6/1/24	250,000	240,182
		469,185
REAL ESTATE — 4.6%
AvalonBay Communities MTN
2.85%, 3/15/23	200,000	193,299
Boston Properties
3.65%, 2/1/26	275,000	266,922
ERP Operating
3.38%, 6/1/25	670,000	654,059
Ventas Realty
3.85%, 4/1/27	100,000	95,966
3.25%, 8/15/22	400,000	391,987
Welltower
4.50%, 1/15/24	225,000	228,426
4.25%, 4/1/26	100,000	99,058
		1,929,717

TD ASSET MANAGEMENT USA FUNDS INC.
TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TELECOMMUNICATION SERVICES — 6.5%
AT&T
4.25%, 3/1/27	$150,000	$148,437
4.13%, 2/17/26	200,000	197,441
3.90%, 3/11/24	278,000	276,348
3.40%, 5/15/25	430,000	408,418
Rogers Communications
3.63%, 12/15/25	350,000	341,346
Verizon Communications
4.33%, 9/21/28 (A)	150,000	151,116
3.50%, 11/1/24	200,000	195,967
3.38%, 2/15/25	673,000	652,246
2.63%, 8/15/26	390,000	352,654
		2,723,973
UTILITIES — 5.9%
Commonwealth Edison
2.95%, 8/15/27	440,000	412,949
Consolidated Edison New York
3.30%, 12/1/24	294,000	289,252
Duke Energy Carolinas LLC
2.95%, 12/1/26	125,000	118,845
Florida Power & Light
3.13%, 12/1/25	175,000	170,110
MidAmerican Energy
3.50%, 10/15/24	565,000	566,215
3.10%, 5/1/27	250,000	240,221
PacifiCorp
3.60%, 4/1/24	360,000	361,999
Virginia Electric & Power
3.15%, 1/15/26	345,000	332,853
		2,492,444
TOTAL CORPORATE OBLIGATIONS		35,975,568
U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/28	180,138	194,378
0.25%, 1/15/25	169,954	163,790
U.S. Treasury Note
2.88%, 5/15/28	150,000	148,852
2.75%, 2/15/24 to 2/15/28	580,000	574,188
2.38%, 5/15/27	550,000	525,422
2.25%, 8/15/27 to 11/15/27	790,000	744,922
2.13%, 7/31/24	140,000	134,045
2.00%, 2/15/25	100,000	94,524
TOTAL U.S. TREASURY OBLIGATIONS		2,580,121
REGIONAL GOVERNMENT OBLIGATIONS — 5.1%
Province of Alberta Canada
3.30%, 3/15/28	200,000	197,721
Province of Ontario Canada
3.20%, 5/16/24	485,000	481,755
2.50%, 4/27/26	400,000	376,677

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Province of Quebec Canada
2.88%, 10/16/24	$430,000	$421,396
2.75%, 4/12/27	500,000	477,892
2.50%, 4/20/26	200,000	189,087
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,144,528
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 1.2%
FANNIE MAE — 1.2%
3.09%, 4/25/27 (B) (C)	325,000	314,547
2.72%, 10/25/24 (B)	200,000	192,978
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		507,525
U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
FANNIE MAE — 0.5%
6.63%, 11/15/30 (B)	160,000	213,181
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		213,181
REPURCHASE AGREEMENT — 1.0%
Counterparty: Bank of Nova Scotia 1.90% dated 7/31/18, due 8/1/18 in the amount of $422,022, fully collateralized by U.S. Government Obligations, par value range $1,000 – $468,300, coupon range 1.25% – 6.63%, maturity range 2/27/19 – 11/15/30, value $428,849	422,000	422,000
TOTAL REPURCHASE AGREEMENT		422,000
TOTAL INVESTMENTS (Cost $43,232,129) — 99.3%		41,842,923
OTHER ASSETS AND LIABILITIES, NET — 0.7%		286,654
NET ASSETS — 100.0%		$42,129,577
†	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, these securities amounted to $642,472 or 1.5% of net assets of the Fund.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

TD ASSET MANAGEMENT USA FUNDS INC.
TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2018 (unaudited)

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

USD — United States Dollar

VAR — Variable Rate

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 60.3%
AUSTRALIA — 4.5%
AGL Energy	16,094	$262,934
Amcor	18,559	207,791
AusNet Services	98,514	119,301
Goodman Group‡	20,320	145,381
GPT Group‡	56,620	217,059
Sonic Healthcare Limited	7,898	153,032
Telstra	60,441	127,529
Wesfarmers	760	27,927
Woolworths	7,579	169,431
		1,430,385
BELGIUM — 1.4%
Colruyt	5,810	347,304
Proximus SADP	1,352	33,089
Telenet Group Holding*	1,390	66,934
		447,327
CANADA — 9.8%
Alimentation Couche-Tard, Cl B	2,600	119,422
Bank of Montreal	3,318	262,997
BCE	6,619	281,276
CAE	12,595	262,386
Canadian Imperial Bank of Commerce	422	38,513
Canadian Utilities, Cl A	3,863	96,363
CI Financial	11,478	200,557
First Capital Realty	1,200	18,708
George Weston	632	52,577
Great-West Lifeco	2,325	57,462
Imperial Oil	1,600	54,795
Intact Financial	4,135	315,453
Loblaw	3,083	163,008
Power Corp of Canada	6,387	145,283
Power Financial	12,071	283,019
RioCan‡	4,380	83,570
Royal Bank of Canada	1,387	108,275
Sun Life Financial	7,902	323,163
TELUS	1,304	47,665
TransCanada	3,739	168,174
		3,082,666
CHILE — 1.2%
Aguas Andinas, Cl A	327,410	190,980
Banco de Chile	982,065	153,513
Colbun	87,298	19,437
		363,930
DENMARK — 1.1%
Danske Bank	5,206	151,339
DSV	2,406	201,766
		353,105
FINLAND — 0.9%
Sampo, Cl A	5,801	294,805

DESCRIPTION	SHARES	VALUE
FRANCE — 0.5%
Thales	187	$24,589
Vivendi	4,692	121,802
		146,391
GERMANY — 0.1%
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	117	25,960
HONG KONG — 3.6%
CK Infrastructure Holdings	3,600	26,716
CLP Holdings	29,350	335,229
Guangdong Investment	20,000	34,450
HK Electric Investments & HK Electric Investments	322,000	329,013
HKT Trust & HKT	224,700	300,018
MTR	17,800	99,783
		1,125,209
INDONESIA — 0.1%
AKR Corporindo	138,700	40,494
ISRAEL — 3.4%
Azrieli Group	6,036	288,798
Bank Hapoalim	45,383	320,704
Bank Leumi Le-Israel	21,177	132,638
Mizrahi Tefahot Bank	17,430	338,566
		1,080,706
ITALY — 0.4%
Terna Rete Elettrica Nazionale	22,085	123,702
JAPAN — 7.5%
Asahi Group Holdings	1,100	53,340
Japan Prime Realty Investment‡	26	93,592
Japan Retail Fund Investment‡	156	284,473
Kintetsu Group Holdings	4,100	162,805
Lawson	1,100	66,011
Makita	3,200	143,380
Mitsubishi Tanabe Pharma	10,400	194,578
Nagoya Railroad	13,600	341,049
Nippon Building Fund Inc.‡	23	127,943
Nippon Telegraph & Telephone	2,800	129,414
Osaka Gas	14,400	276,242
Rinnai	1,300	112,310
Sekisui House	1,000	17,006
Seven & i Holdings	1,400	57,032
Tokyo Gas	2,500	60,893
Tokyu	1,600	27,503
Toray Industries	10,600	82,087
Toyo Suisan Kaisha	3,800	137,298
		2,366,956
MALAYSIA — 0.4%
Petronas Dagangan	7,900	52,433
PPB Group	15,480	62,834
		115,267

TD ASSET MANAGEMENT USA FUNDS INC.
TD Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
MEXICO — 0.2%
Grupo Aeroportuario del Sureste, Cl B	2,695	$48,137
NEW ZEALAND — 0.5%
Spark New Zealand	58,197	153,511
NORWAY — 0.2%
Marine Harvest	1,034	22,609
Telenor	2,138	41,808
		64,417
PHILIPPINES — 1.1%
Aboitiz Power	378,500	265,139
BDO Unibank	29,475	73,264
		338,403
SINGAPORE — 6.9%
Ascendas‡	169,160	341,712
CapitaLand Commercial Trust‡	161,300	207,349
CapitaLand Mall Trust‡	213,058	338,051
ComfortDelGro	97,708	168,666
SATS	87,400	333,203
Singapore Airlines	39,773	288,068
Singapore Press Holdings	148,604	317,654
Singapore Telecommunications	74,064	174,640
		2,169,343
SOUTH KOREA — 0.4%
SK Telecom	527	118,011
SWEDEN — 2.0%
Skandinaviska Enskilda Banken, Cl A	19,670	210,459
Svenska Handelsbanken, Cl A	20,890	258,127
Swedbank	6,189	146,544
Telia	5,718	27,507
		642,637
SWITZERLAND — 4.8%
Baloise Holding	610	95,306
Ferguson PLC	587	46,305
Kuehne + Nagel International	1,052	168,241
Nestle SA	3,545	288,927
Novartis AG	856	71,962
Roche Holding AG	1,162	285,234
Swiss Prime Site*	2,596	238,193
Swiss Re	2,727	250,020
Swisscom	169	79,418
		1,523,606
TAIWAN — 4.9%
Chang Hwa Commercial Bank	164,510	97,264
Chunghwa Telecom ADR	8,461	291,651
Far EasTone Telecommunications	27,000	64,030
Formosa Plastics	99,870	367,001
Pou Chen	25,000	27,479

DESCRIPTION	SHARES	VALUE
Taiwan Business Bank	478,260	$157,785
Taiwan Mobile	82,643	284,799
Uni-President Enterprises	90,141	237,910
		1,527,919
THAILAND — 1.4%
Electricity Generating	47,900	332,579
Thai Union Group, Cl F	201,500	99,327
		431,906
UNITED KINGDOM — 3.0%
Compass Group PLC	13,092	281,728
Diageo PLC	7,449	273,955
Smith & Nephew PLC	6,168	106,905
Smiths Group PLC	3,843	81,412
SSE PLC	12,319	202,115
		946,115
TOTAL FOREIGN COMMON STOCK		18,960,908
U.S. COMMON STOCK — 37.3%
CONSUMER DISCRETIONARY — 2.6%
Aramark	4,600	184,966
McDonald’s	1,097	172,821
NIKE, Cl B	1,100	84,601
TJX	3,859	375,326
		817,714
CONSUMER STAPLES — 8.2%
Church & Dwight	5,984	334,506
Clorox	494	66,774
Coca-Cola	2,517	117,368
Colgate-Palmolive	715	47,912
ConAgra Foods	8,680	318,643
Constellation Brands, Cl A	1,417	297,896
Kellogg	4,832	343,217
Kimberly-Clark	154	17,534
McCormick	1,177	138,345
PepsiCo	2,525	290,375
Procter & Gamble	3,171	256,470
Sysco	5,369	360,851
		2,589,891
ENERGY — 0.7%
ExxonMobil	2,693	219,506
FINANCIALS — 5.4%
AGNC Investment‡	9,639	187,671
American Financial Group	1,700	191,573
Annaly Capital Management‡	1,400	15,008
Arch Capital Group*	8,028	245,336
Axis Capital Holdings	990	55,994
Berkshire Hathaway, Cl B*	530	104,871
Everest Re Group	1,092	238,438
Loews	6,256	317,680
New York Community Bancorp	12,512	134,754

TD ASSET MANAGEMENT USA FUNDS INC.
TD Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
Reinsurance Group of America, Cl A	100	$14,150
Torchmark	731	64,379
US Bancorp	2,260	119,803
		1,689,657
HEALTH CARE — 3.4%
Eli Lilly	3,398	335,756
Johnson & Johnson	2,378	315,133
Stryker	979	159,822
UnitedHealth Group	1,069	270,692
		1,081,403
INDUSTRIALS — 7.4%
AGCO	300	18,906
Cintas	1,032	211,023
Expeditors International of Washington	3,538	269,489
General Dynamics	1,337	267,079
Honeywell International	1,843	294,235
Lockheed Martin	1,077	351,210
Northrop Grumman	831	249,707
Raytheon	681	134,858
Republic Services, Cl A	4,346	314,998
Waste Management	2,250	202,500
		2,314,005
INFORMATION TECHNOLOGY — 2.3%
Amphenol, Cl A	1,508	141,013
Fiserv*	3,294	248,631
Motorola Solutions	2,862	347,161
		736,805
TELECOMMUNICATION SERVICES — 0.5%
AT&T	5,335	170,560
UTILITIES — 6.8%
Ameren	1,114	69,135
American Electric Power	1,431	101,801
American Water Works	1,027	90,633
CenterPoint Energy	5,697	162,251
CMS Energy	1,072	51,820
Consolidated Edison	687	54,225
Dominion Energy	3,898	279,526
DTE Energy	2,043	221,747
Duke Energy	3,360	274,243
NextEra Energy	1,290	216,127
Sempra Energy	1,012	116,977
Southern	5,786	281,200
Xcel Energy	4,415	206,887
		2,126,572
TOTAL U.S. COMMON STOCK		11,746,113

DESCRIPTION	SHARES	VALUE
REGISTERED INVESTMENT COMPANIES — 1.4%
United States — 1.4%
iShares MSCI EAFE Index Fund	2,838	$195,481
SPDR S&P 500 ETF Trust	847	238,287
TOTAL REGISTERED INVESTMENT COMPANIES		433,768
TOTAL INVESTMENTS (Cost $27,938,472) — 99.0%		31,140,789
OTHER ASSETS AND LIABILITIES, NET — 1.0%		311,342
NET ASSETS — 100.0%		$31,452,131

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
BMO Capital	08/31/18	USD	5,226,000	JPY	47,146	$312
BNY Mellon	08/31/18	USD	186,500	EUR	218,791	206
BNY Mellon	08/31/18	USD	2,307,900	SGD	1,693,909	(2,261)
BNY Mellon	08/31/18	USD	4,853,405	SEK	551,724	(1,544)
BNY Mellon	08/31/18	USD	194,200	NZD	132,230	(129)
BNY Mellon	08/31/18	AUD	9,651	USD	13,000	9
BNY Mellon	08/31/18	CAD	30,446	USD	40,000	320
BNY Mellon	08/31/18	USD	221,000	NOK	27,092	(37)
BNY Mellon	08/31/18	HKD	21,031	USD	165,000	6
BNY Mellon	08/31/18	USD	2,750,226	ILS	755,285	4,832
BNY Mellon	08/31/18	USD	896,350	CHF	905,103	(2,476)
BNY Mellon	08/31/18	USD	213,914,900	JPY	1,929,804	12,753
BNY Mellon	08/31/18	USD	8,384,600	HKD	1,068,715	(300)
BNY Mellon	08/31/18	USD	2,654,400	CAD	2,020,414	(21,221)
BNY Mellon	08/31/18	JPY	80,290	USD	8,900,000	(531)
BNY Mellon	08/31/18	USD	1,444,385	DKK	227,444	235
BNY Mellon	08/31/18	USD	1,652,520	AUD	1,226,756	(1,191)
BNY Mellon	08/31/18	DKK	86,594	USD	550,000	(76)
CIBC	08/31/18	USD	335,000	SGD	245,884	(321)
CIBC	08/31/18	CAD	11,498	USD	15,000	39
Citigroup	08/31/18	USD	36,000	AUD	26,726	(24)
Goldman Sachs	08/31/18	USD	751,560	GBP	989,950	2,217
HSBC	08/31/18	EUR	9,385	USD	8,000	(9)
HSBC	08/31/18	USD	276,000	EUR	323,796	315
HSBC	08/31/18	USD	209,000	SGD	153,417	(185)
JPMorgan Chase Bank	08/31/18	USD	34,000	EUR	39,903	54
RBC	08/31/18	USD	7,828,000	JPY	70,618	465
RBC	08/31/18	USD	304,000	SEK	34,571	(83)
RBC	08/31/18	USD	165,200	AUD	122,641	(115)
RBC	08/31/18	USD	1,208,400	CAD	919,799	(9,644)
Scotia Capital	08/31/18	USD	135,000	NOK	16,550	(22)
Scotia Capital	08/31/18	USD	33,308,000	JPY	300,395	1,898
Scotia Capital	08/31/18	USD	1,263,000	DKK	198,885	209
Scotia Capital	08/31/18	USD	484,200	CHF	488,618	(1,649)
Scotia Capital	08/31/18	USD	350,000	EUR	410,760	548
						$(17,400)

TD ASSET MANAGEMENT USA FUNDS INC.
TD Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2018 (unaudited)

For the period ended July 31, 2018, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

CIBC — Canadian Imperial Bank of Commerce

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HSBC — Hong Kong and Shanghai Banking Corporation

ILS — Israeli Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

RBC — Royal Bank of Canada

S&P — Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krone

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

The following is a list of the inputs used as of July 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Foreign Common Stock
Australia	$1,430,385	$—	$—	$1,430,385
Belgium	447,327	—	—	447,327
Canada	3,082,666	—	—	3,082,666
Chile	363,930	—	—	363,930
Denmark	353,105	—	—	353,105
Finland	294,805	—	—	294,805
France	146,391	—	—	146,391
Germany	25,960	—	—	25,960
Hong Kong	1,125,209	—	—	1,125,209
Indonesia	40,494	—	—	40,494
Israel	1,080,706	—	—	1,080,706
Italy	123,702	—	—	123,702
Japan	2,366,956	—	—	2,366,956
Malaysia	115,267	—	—	115,267
Mexico	48,137	—	—	48,137
New Zealand	153,511	—	—	153,511
Norway	64,417	—	—	64,417
Philippines	338,403	—	—	338,403
Singapore	2,169,343	—	—	2,169,343
South Korea	118,011	—	—	118,011
Sweden	642,637	—	—	642,637
Switzerland	1,523,606	—	—	1,523,606
Taiwan	1,527,919	—	—	1,527,919
Thailand	431,906	—	—	431,906
United Kingdom	946,115	—	—	946,115
U.S. Common Stock	11,746,113	—	—	11,746,113
Registered Investment Companies	433,768	—	—	433,768
Total Investments in Securities	$31,140,789	$—	$—	$31,140,789

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$24,418	$—	$24,418
Unrealized Depreciation	—	(41,818)	—	(41,818)
Total Other Financial Instruments	$—	$(17,400)	$—	$(17,400)
*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2018, securities with a total value of $184,126 were transferred from Level 2 to Level 1 assets and liabilities as a result of certain foreign equity securities being fair valued using other observable market-based inputs in place of the closing exchange prices on which the investments were principally traded as a result of movement in U.S. markets that exceeded the specified threshold established by the Fair Value Procedures as of January 31, 2018. Transfers are effective using the fair value as of the end of the previous fiscal period.

For the period ended July 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments
July 31, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 98.5%
CONSUMER DISCRETIONARY — 19.4%
Brunswick	14,727	$946,946
CarMax*	5,524	412,532
Carter’s	16,035	1,680,949
Cedar Fair (A)	20,463	1,169,256
Cheesecake Factory	20,698	1,159,709
Dorman Products*	22,433	1,675,296
Extended Stay America	65,685	1,398,434
Hanesbrands	68,099	1,515,884
LCI Industries	25,134	2,311,071
LGI Homes*	23,455	1,212,389
PetMed Express	31,342	1,163,729
Pool	3,681	564,113
Service International	45,068	1,773,426
Vail Resorts	1,705	472,063
		17,455,797
CONSUMER STAPLES — 4.1%
B&G Foods	42,012	1,319,177
Casey’s General Stores	10,979	1,200,883
J&J Snack Foods	8,159	1,182,728
		3,702,788
ENERGY — 3.4%
Apergy*	27,683	1,135,003
Core Laboratories	4,156	465,971
Oil States International*	41,240	1,439,276
		3,040,250
FINANCIALS — 19.4%
Artisan Partners Asset Management, Cl A	36,736	1,265,555
Bank of Hawaii	23,966	1,929,023
Bank OZK	51,964	2,125,328
BofI Holding*	27,322	1,066,104
Credit Acceptance*	3,458	1,326,489
Diamond Hill Investment Group*	4,846	929,172
Eagle Bancorp*	39,859	2,154,379
FactSet Research Systems	7,025	1,414,554
Markel*	586	685,620
Texas Capital Bancshares*	21,317	1,935,584
Universal Insurance Holdings	13,345	592,518
Western Alliance Bancorp*	34,739	1,970,396
		17,394,722

DESCRIPTION	SHARES	VALUE
HEALTH CARE — 8.8%
Bio-Rad Laboratories, Cl A*	1,707	$523,452
Bio-Techne	7,222	1,160,142
Bruker	37,834	1,225,822
Centene*	5,913	770,641
Encompass Health	34,995	2,646,672
Jazz Pharmaceuticals PLC*	2,162	374,199
LivaNova PLC*	3,745	412,437
Universal Health Services, Cl B	6,175	753,967
		7,867,332
INDUSTRIALS — 15.6%
AMERCO*	4,120	1,553,570
AMETEK	9,419	732,798
Fortune Brands Home & Security	9,611	557,438
Genesee & Wyoming, Cl A*	14,306	1,230,316
Hexcel	29,102	2,008,329
KAR Auction Services	23,138	1,375,554
Timken	23,744	1,169,392
Toro	37,579	2,261,880
Watsco	6,366	1,098,199
Woodward	15,707	1,306,979
XPO Logistics*	7,415	739,424
		14,033,879
INFORMATION TECHNOLOGY — 14.2%
Coherent*	12,973	2,050,512
CyberArk Software*	5,991	363,714
Cypress Semiconductor	60,154	1,071,343
Inphi*	16,993	534,260
Marvell Technology Group	29,208	622,422
MAXIMUS	17,556	1,137,804
MKS Instruments	10,281	969,498
PTC*	3,628	333,450
Sabre	86,355	2,126,060
Stamps.com*	7,212	1,882,332
Universal Display	16,955	1,632,767
		12,724,162
MATERIALS — 7.6%
Berry Global Group*	30,467	1,488,313
Compass Minerals International	18,402	1,248,576
Martin Marietta Materials	1,804	359,754
Reliance Steel & Aluminum	9,117	822,353
Summit Materials, Cl A*	38,404	963,940
Valvoline	85,693	1,935,805
		6,818,741

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments
July 31, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
REAL ESTATE — 6.0%
CubeSmart‡	22,329	$677,908
GEO Group‡	77,118	1,995,814
Howard Hughes*	6,903	935,702
Jones Lang LaSalle	10,387	1,776,281
		5,385,705
TOTAL COMMON STOCK		88,423,376
TOTAL INVESTMENTS (Cost $83,612,813) — 98.5%		88,423,376
OTHER ASSETS AND LIABILITIES, NET — 1.5%		1,382,874
NET ASSETS — 100.0%		$89,806,250

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At July 31, 2018, this security amounted to $1,169,256 or 1.3% of net assets.

Cl — Class

PLC — Public Limited Company

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
July 31, 2018 (unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met in person to consider the approval of (i) an investment management agreement (“Investment Management Agreement”) between the Company, on behalf of each of the TD Global Low Volatility Equity Fund, the Epoch U.S. Small-Mid Cap Equity Fund, the TD 1- to 5-Year Corporate Bond Portfolio and the TD 5- to 10-Year Corporate Bond Portfolio (collectively, the “Funds”), and TDAM USA Inc. (the “Investment Manager”), and (ii) a sub-advisory agreement (the “Sub-Advisory Agreement”) with Epoch Investment Partners (the “Sub-Adviser”) to provide sub-advisory services to the Epoch U.S. Small-Mid Cap Equity Fund, at a meeting held on March 27 – 28, 2018 (the “Meeting”).

In its review of the various agreements and plans with respect to the Funds, the Board considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. In this regard, the Board requested, through its independent counsel, and received various materials and information relating to such agreements and plans, including, among other information: (i) the fees and expense ratios of each Fund, and each class thereof, in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund, and each class thereof, compared to a peer group of funds; (iii) information on the profitability of the Investment Manager with respect to each Fund, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager and the Sub-Adviser. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to the Investment Management Agreement, the Sub-Advisory Agreement, and other significant Fund-level agreements, and the services provided under such agreements.

All of the materials and information referenced below were considered by the Board. During the Meeting, and throughout the year, experienced counsel independent of the Investment Manager, the Sub-Adviser, and other “management organizations” as defined in the rules under the 1940 Act, provided counsel and guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a consideration of all the comprehensive information presented to the Board and not the result of any single controlling factor or piece of information. Among other information and factors, the Board considered data on fees and expenses and performance and other information provided by Broadridge, Inc. (“Broadridge”), which is not affiliated with the Investment Manager or the Sub-Adviser, for each Fund. The Board also considered current performance information provided to it by the Investment Manager at the Meeting, as well as past performance information.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality, and extent of services performed by the Investment Manager and its affiliates and the Sub-Adviser. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager and the Sub-Adviser, including the scope and quality of each of the Investment Manager’s and Sub-Adviser’s investment management capabilities, other resources dedicated to performing its services, and, in the case of the Investment Manager, the quality of its administrative and other services, resources dedicated to data protection and systems security and its ability to oversee and supervise the Sub-Adviser and other service providers of the Funds. Particularly, the Board considered the background and experience of the Investment Manager’s and the Sub-Adviser’s senior management. The Board also reviewed the qualifications, backgrounds, and responsibilities of the investment management staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager and the Sub-Adviser, the Board was informed that, in management’s judgment, each of the Investment Manager and the Sub-Adviser has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Funds and determined that such staff was generally sufficient to ensure a high level of quality

TD ASSET MANAGEMENT USA FUNDS INC.
July 31, 2018 (unaudited)

service that complies with investment policies and restrictions, as well as other applicable requirements. The Board also noted the sound financial condition and operational stability of the Investment Manager and the operational stability of the Sub-Adviser as well as their affiliates.

The Board concluded that it was generally satisfied with the nature, quality, and extent of the services provided by the Investment Manager and its affiliates and the Sub-Adviser.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a peer group of comparable funds with similar investment objectives (“peer group”) selected by Broadridge and another peer group selected by the Investment Manager. In addition, the Board considered performance-related information that it received at each quarterly Board meeting about the investment performance for the period ended December 31, 2017 of each Fund. The Board noted that the one-, three-, five-, and ten-year or since inception performance returns of each of the Funds were above or the same as the median performance returns for such periods of its respective peer group, except for: (a) the one-year performance return of each of (i) the TD 5- to 10-Year Corporate Bond Portfolio, which was lower than the median one-year performance return of its peer group, (ii) the Institutional Class and Advisor Class of the TD Global Low Volatility Equity Fund, which, in each case, was lower than the median one-year performance return of its respective peer group, and (iii) the Institutional Class of the Epoch U.S. Small-Mid Cap Equity Fund, which was lower than the median one-year performance return of its peer group; (b) the three-year performance return of each of (i) the TD 5-to 10-Year Corporate Bond Portfolio, which was lower than the median three-year performance return of its peer group, and (ii) the Institutional Class of the Epoch U.S. Small-Mid Cap Equity Fund, which was lower than the median three-year performance return of its peer group; and (c) the since inception performance return of the Institutional Class of the Epoch U.S. Small-Mid Cap Equity Fund, which was lower than the median since inception performance return of its peer group. The Board concluded that the investment performance generated by the Investment Manager and the Sub-Adviser, as applicable, was generally satisfactory, or, if issues were presented, they were being sufficiently addressed.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund, and each class thereof (before and after any fee waivers and expense reimbursements), against fees and expense ratios of a peer group. The funds within the peer group were selected independently by Broadridge. Specifically, the Board considered data based on information provided by Broadridge indicating that, with respect to the fees and expense ratios of each Fund for its most recent fiscal year, the investment management fee rate of each Fund, both before and after fee waivers, was the same as or below the median investment management fee rate of its peer group, with the exception of the investment management fee rate after waivers of the Institutional Class of the Epoch U.S. Small-Mid Cap Equity Fund, which was above the median investment management fee rate after waivers of its peer group.

The Board, in its evaluation of the agreements, noted that each class’ total gross expense ratio and total net expense ratio were both the same as or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of: (a) the total net expense ratio of the Advisor Class of the TD Global Low Volatility Equity Fund, which was above the median total net expense ratio of its peer group; and (b) the total gross expense ratio of each of (i) the Advisor Class of the TD Global Low Volatility Equity Fund, which was above the median total gross expense ratio of its peer group; and (ii) the Institutional Class of the Epoch U.S. Small-Mid Cap Equity Fund, which was above the median total gross expense ratio of its peer group.

The Board noted the contractual and voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Funds.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager and the Sub-Adviser with respect to similarly managed accounts.

TD ASSET MANAGEMENT USA FUNDS INC.
July 31, 2018 (unaudited)

On the basis of the factors considered and information presented, which were consolidated on a holistic basis, the Board determined that the fee rates were not unreasonable.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Funds. The Board was presented with a report prepared by management addressing the Investment Manager’s profitability. On the basis of management’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board did not separately consider the profitability of the Sub-Adviser, an affiliate of the Investment Manager, as the Sub-Adviser’s profitability was reflected in the profitability report for the Investment Manager. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Funds and concluded that the amount of profits was not unreasonable in light of the services provided to the Funds.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board, including the Independent Directors, considered that, although the Investment Manager’s advisory fee rate for each Fund does not have breakpoints, and, thus, does not include the potential to share economies of scale, if any, through reductions as assets grow, economies of scale, if any, may be shared in a number of ways, including through fee and expense waivers and reimbursements.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board also considered that the Investment Manager and Sub-Adviser may use third-party research obtained by soft dollars generated by certain portfolio transactions to assist itself in managing all or a number of its client accounts. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates and Sub-Adviser could be expected to receive with regard to providing investment advisory and other services to the Company and the Funds, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors voting separately, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Fund to approve the Investment Management Agreement with respect to such Fund, and the Sub-Advisory Agreement with respect to the Epoch U.S. Small-Mid Cap Equity Fund, in each case, for an additional one-year period.

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons’ of the Company, as defined in the Investments Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Customer Service, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of July 31, 2018.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors

DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Chairman of the Board and Director	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since March 2011 to June 2017; Director since 3/30/09	Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) since 2004; Executive Vice Chairman and Senior Advisor at Kennedy Wilson (international real estate firm), 2009 – 2016.	11	Director, AbelNoser Holdings (2016 – present); Member, USC Marshall Business School Board (2010 – present); President and Trustee, Christ Church (2008 – 2016); Director, Lepercq de Neuflize (2009 – 2016); Chairman and Trustee Emeritus (since 2014), Trustee (1995 – 2014) of Whittier College; Director, FEG, Investment Advisors
(2017 – present); Director, Independent Life Insurance Company (2018 – present).

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee since 3/24/11	Trustee of Albany Law School (2000 – 2015); Vice Chairman (2013 – 2015); Retired Executive Vice President and General Counsel, Dime Bancorp, Inc.; Former Senior Adviser to New York State Banking Department; real estate investor.	11	Trustee Emeritus of Albany Law School.

ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	Director and Chairman of the Nominating/ Governance Committee	Chairman of the Nominating/ Governance Committee since 6/22/17; Director since 9/23/14	President & CEO of Discovery Data, a leading financial services industry data provider (2009 – present).	11	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice Holdings, LLC.

Interested Director

BARBARA F. PALK ††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 67	Director	Since 12/17/10	Retired Senior Vice President – TD Bank Group.	11	Director of Ontario Teachers’ Pension Plan Board (2012 – present); Director of First National Financial Corp. (2013 – present); Trustee of Crombie REIT (2014 – present); Trustee (2011 – 5/31/2016) and Chair of Queens University (2012 – 5/31/2016).

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of July 31, 2018.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Directors and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers

R. MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	President and Chief Executive Officer	Since 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Chief Risk Officer of TD Asset Management Inc. from 2002 – 2015 and 2017 – present.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	Chief Legal Officer and Anti-Money Laundering Officer	Since 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 50	Treasurer and Chief Financial Officer	Since 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 47	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

JAMES BERNSTEIN c/o SEI Investments Global Fund Services One Freedom Valley Drive Oaks, PA 19456 Age: 56	Secretary	Since 12/18/17	Attorney, SEI Investments, since 2017; Former Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 59	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

†	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

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TDAMSAR03

Item 2.	Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable - Only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TD Asset Management USA Funds Inc.

By (Signature and Title)*    /s/ R. Michael Thorfinnson, President____________________________________

R. Michael Thorfinnson, President

Date    October 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ R. Michael Thorfinnson, President____________________________________

R. Michael Thorfinnson, President

Date    October 1, 2018

By (Signature and Title)*   /s/ Eric Kleinschmidt, Treasurer __________________________________

Eric Kleinschmidt, Treasurer

Date    October 1, 2018

* Print the name and title of each signing officer under his or her signature.